Convertible Preferred Stock and Stockholders' Equity (Deficit) - Summary of Convertible Preferred Stock Shares Outstanding (Detail) - shares	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Convertible preferred stock, shares issued	0			207,164,404				207,164,404
Convertible preferred stock, shares outstanding	0			207,164,404				207,164,404
Series A-1
Class Of Stock [Line Items]
Convertible preferred stock, shares issued				64,704,832				64,704,832
Convertible preferred stock, shares outstanding				64,704,832				64,704,832
Series A-2
Class Of Stock [Line Items]
Convertible preferred stock, shares issued				36,782,734				36,782,734
Convertible preferred stock, shares outstanding				36,782,734				36,782,734
Series A-3
Class Of Stock [Line Items]
Convertible preferred stock, shares issued				23,467,151				23,467,151
Convertible preferred stock, shares outstanding				23,467,151				23,467,151
Series A-4
Class Of Stock [Line Items]
Convertible preferred stock, shares issued				15,253,415				15,253,415
Convertible preferred stock, shares outstanding				15,253,415				15,253,415
Series A4B
Class Of Stock [Line Items]
Convertible preferred stock, shares issued				22,216,583				22,216,583
Convertible preferred stock, shares outstanding				22,216,583				22,216,583
Series A-5
Class Of Stock [Line Items]
Convertible preferred stock, shares issued				44,739,689				44,739,689
Convertible preferred stock, shares outstanding				44,739,689				44,739,689
Convertible Preferred Stock
Class Of Stock [Line Items]
Convertible preferred stock, shares issued				207,164,404
Convertible preferred stock, shares outstanding	0	0	207,164,404	207,164,404	207,164,404	207,164,404	207,164,404	207,164,404